Note G - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
G
- Deposits

Following is a summary of interest-bearing deposits at
December 31:

	2019	2018
NOW accounts	$158,434	$155,166
Savings and Money Market	230,672	237,868
Time:
In denominations of $250,000 or less	175,334	178,736
In denominations of more than $250,000	34,424	37,113
Total time deposits	209,758	215,849
Total interest-bearing deposits	$598,864	$608,883

Following is a summary of total time deposits by remaining maturity at
December 31, 2019:

2020	$116,666
2021	58,585
2022	22,833
2023	9,077
2024	1,978
Thereafter	619
Total	$209,758

Brokered deposits, included in time deposits, were
$25,797
and
$30,838
at
December 31, 2019
and
2018,
respectively.